Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common Stock issued under employee plans, shares	6.2	10.4	8.0
Tax benefit from Common Stock issued under employee plans	$ 103	$ 115	$ 67
Common Stock repurchased, shares	13.5	12.6
Treasury stock reissued under employee plans, shares			3.6